OREO (Tables)	12 Months Ended
Dec. 31, 2016
Real Estate [Abstract]
Analysis of OREO activity
An analysis of OREO activity for the years ended December 31, 2016 and 2015 is as follows:

	For the Year Ended December 31,
	2016	2015
	(Amounts in thousands)
Balance at beginning of period	$16,629	$20,931
Real estate acquired in settlement of loans	788	5,154
Sales of real estate	(5,222)	(7,576)
Gain (loss) on sale of real estate	206	(1,076)
Write-down of real estate carrying values	(2,036)	(943)
Donated property	(31)	—
Capitalized improvements to real estate	194	139
Balance at end of period	$10,528	$16,629